The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.3%
	Aerospace — 2.4%
12,500	Aerojet Rocketdyne Holdings Inc.†	$631,375
6,000	Allied Motion Technologies Inc.	211,860
7,000	Avio SpA	90,793
128,000	BBA Aviation plc	491,345
16,500	Kaman Corp.	981,090
1,000	L3Harris Technologies Inc.	208,640
100,000	Rolls-Royce Holdings plc	974,290
1,000	United Technologies Corp.	136,520

		3,725,913

	Automotive — 1.8%
4,300	Ferrari NV	662,587
76,000	Navistar International Corp.†	2,136,360

		2,798,947

	Automotive: Parts and Accessories — 1.8%
90,400	Dana Inc.	1,305,376
49,000	Freni Brembo SpA	477,465
5,500	Linamar Corp.	178,801
20,000	Modine Manufacturing Co.†	227,400
52,000	Uni-Select Inc.	433,317
1,400	Visteon Corp.†	115,556

		2,737,915

	Aviation: Parts and Services — 0.7%
15,000	AAR Corp.	618,150
6,000	Arconic Inc.	156,000
1,000	Curtiss-Wright Corp.	129,370
4,000	Ducommun Inc.†	169,600

		1,073,120

	Broadcasting — 1.8%
30,000	Beasley Broadcast Group Inc., Cl. A	93,000
100,000	Corus Entertainment Inc., Cl. B	399,290
9,000	Discovery Inc., Cl. A†	239,670
84,000	Grupo Televisa SAB, ADR	821,520
260,000	ITV plc	402,479
500	Liberty Broadband Corp., Cl. A†	52,260
1,603	Liberty Broadband Corp., Cl. C†	167,786
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	83,140
7,000	Sinclair Broadcast Group Inc., Cl. A	299,180
25,000	Sirius XM Holdings Inc.	156,375

		2,714,700

	Building and Construction — 0.9%
10,000	Arcosa Inc.	342,100
3,745	Armstrong Flooring Inc.†	23,931
1,000	Bouygues SA	40,056
28,000	GCP Applied Technologies Inc.†	539,000
11,163	IES Holdings Inc.†	229,846

Shares		Market Value
6,000	Johnson Controls International plc	$263,340

		1,438,273

	Business Services — 5.3%
3,000	Aramark	130,740
7,000	Clarivate Analytics plc†	118,090
3,000	Core-Mark Holding Co. Inc.	96,345
90,000	Diebold Nixdorf Inc.†	1,008,000
15,000	Fly Leasing Ltd., ADR†	307,650
58,500	Herc Holdings Inc.†	2,720,835
52,808	JCDecaux SA	1,429,748
13,000	Loomis AB, Cl. B	456,926
25,200	Macquarie Infrastructure Corp.	994,644
20,000	Ocean Outdoor Ltd.†	155,000
4,000	Ströeer SE & Co. KGaA	304,533
2,500	The Brink’s Co.	207,375
12,000	The Interpublic Group of Companies Inc.	258,720

		8,188,606

	Cable and Satellite — 1.7%
1,000	AMC Networks Inc., Cl. A†	49,160
150	Cable One Inc.	188,205
5,000	Cogeco Communications Inc.	402,951
80,733	Dish TV India Ltd., GDR	18,892
10,000	Intelsat SA†	228,000
15,834	Liberty Global plc, Cl. A†	391,891
49,712	Liberty Global plc, Cl. C†	1,182,648
2,126	Liberty Latin America Ltd., Cl. A†	36,291
13,000	WideOpenWest Inc.†	80,080

		2,578,118

	Computer Software and Services — 1.4%
5,000	AVEVA Group plc	227,466
6,000	Blucora Inc.†	129,840
19,927	Carbon Black Inc.†	517,903
14,000	Carbonite Inc.†	216,860
30,000	Computer Task Group Inc.†	150,000
7,500	Covetrus Inc.†	89,175
12,000	Internap Corp.†	30,960
3,000	InterXion Holding NV†	244,380
1,000	Perspecta Inc.	26,120
4,000	Rocket Internet SE†	103,328
2,000	Twitter Inc.†	82,400
2,800	zooplus AG†	333,264

		2,151,696

	Consumer Products — 4.5%
2,400	Church & Dwight Co. Inc.	180,576
200	dormakaba Holding AG	128,951
2,000	Edgewell Personal Care Co.†	64,980
14,500	Energizer Holdings Inc.	631,910
21,300	Hunter Douglas NV	1,383,675
300	L’Oreal SA	84,003

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
13,000	Marine Products Corp.	$184,080
13,000	Mattel Inc.†	148,070
7,000	Nilfisk Holding A/S†	162,279
600	Nintendo Co. Ltd., ADR	27,960
2,500	Salvatore Ferragamo SpA	46,200
45,000	Scandinavian Tobacco Group A/S	526,537
6,000	Shiseido Co. Ltd.	478,835
3,500	Spectrum Brands Holdings Inc.	184,520
2,800	Spin Master Corp., Sub Voting†	85,552
63,000	Swedish Match AB	2,605,361

		6,923,489

	Consumer Services — 0.6%
165,000	AA plc	121,725
3,000	Allegion plc	310,950
17,500	Ashtead Group plc	487,145

		919,820

	Diversified Industrial — 4.8%
39,000	Ampco-Pittsburgh Corp.†	143,520
3,000	Colfax Corp.†	87,180
3,000	Crane Co.	241,890
28,362	EnPro Industries Inc.	1,947,051
38,000	Greif Inc., Cl. A	1,439,820
27,000	Griffon Corp.	566,190
3,000	Haynes International Inc.	107,520
3,000	Jardine Matheson Holdings Ltd.	160,500
4,000	Jardine Strategic Holdings Ltd.	119,520
1,000	Moog Inc., Cl. A	81,120
24,200	Myers Industries Inc.	427,130
5,000	Raven Industries Inc.	167,300
5,000	Smiths Group plc	96,519
5,000	Sulzer AG	491,709
40,000	Toray Industries Inc.	296,731
13,000	Tredegar Corp.	253,760
7,000	Trinity Industries Inc.	137,760
16,000	Ultra Electronics Holdings plc	397,782
14,500	Wartsila OYJ Abp	162,389

		7,325,391

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	54,400

	Electronics — 1.8%
7,000	Datalogic SpA	100,483
44,000	Sony Corp., ADR	2,601,720

		2,702,203

	Energy and Utilities: Electric — 0.7%
31,200	Algonquin Power & Utilities Corp.	427,194
5,500	El Paso Electric Co.	368,940

Shares		Market Value
7,500	Fortis Inc.	$317,074

		1,113,208

	Energy and Utilities: Integrated — 1.2%
14,000	Avista Corp.	678,160
2,000	Emera Inc.	87,799
15,000	Hawaiian Electric Industries Inc.	684,150
100,000	Hera SpA	410,477

		1,860,586

	Energy and Utilities: Natural Gas — 0.9%
26,000	National Fuel Gas Co.	1,219,920
1,200	Southwest Gas Holdings Inc.	109,248
14,000	Whiting Petroleum Corp.†	112,420

		1,441,588

	Energy and Utilities: Services — 0.6%
15,000	Dril-Quip Inc.†	752,700
13,000	KLX Energy Services Holdings Inc.†	112,385
70,000	Weatherford International plc†	1,946

		867,031

	Energy and Utilities: Water — 1.2%
60,600	Beijing Enterprises Water Group Ltd.	31,005
1,400	Consolidated Water Co. Ltd.	23,086
17,000	Mueller Water Products Inc., Cl. A	191,080
62,500	Severn Trent plc	1,663,726

		1,908,897

	Entertainment — 5.8%
36,000	Borussia Dortmund GmbH & Co. KGaA	362,170
95,000	Entertainment One Ltd.	661,125
5,500	Golden Entertainment Inc.†	73,095
500,000	GVC Holdings plc	4,570,213
14,075	Liberty Media Corp.- Liberty Braves, Cl. A†	391,707
21,011	Liberty Media Corp.- Liberty Braves, Cl. C†	583,055
6,000	Manchester United plc, Cl. A	98,580
238	Modern Times Group MTG AB, Cl. B†	1,972
7,500	National CineMedia Inc.	61,500
238	Nordic Entertainment Group AB, Cl. B	5,628
5,000	Reading International Inc., Cl. A†	59,800
1,900	The Madison Square Garden Co., Cl. A†	500,688
16,000	Viacom Inc., Cl. A	420,160
11,000	Viacom Inc., Cl. B	264,330
13,000	Vivendi SA	356,785
200,000	William Hill plc	461,448
175,000	Wow Unlimited Media Inc.†(a)	76,612

		8,948,868

	Environmental Services — 1.3%
26,000	Evoqua Water Technologies Corp.†	442,520
2,000	Stericycle Inc.†	101,860

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
10,000	Tomra Systems ASA	$267,102
13,222	Waste Connections Inc.	1,216,424

		2,027,906

	Equipment and Supplies — 2.8%
2,400	A.O. Smith Corp.	114,504
25,500	Flowserve Corp.	1,191,105
13,500	Graco Inc.	621,540
19,000	Interpump Group SpA	600,565
37,000	Mueller Industries Inc.	1,061,160
7,000	Watts Water Technologies Inc., Cl. A	656,110

		4,244,984

	Financial Services — 3.9%
600	Alleghany Corp.†	478,656
53,000	FinecoBank Banca Fineco SpA	561,038
35,000	Flushing Financial Corp.	707,175
100,000	GAM Holding AG†	400,781
1,000	Groupe Bruxelles Lambert SA	96,025
16,000	H&R Block Inc.	377,920
6,000	I3 Verticals Inc., Cl. A†	120,720
30,000	Kinnevik AB, Cl. A	824,356
52,000	Kinnevik AB, Cl. B	1,367,608
40,000	Oaktree Specialty Lending Corp.	207,200
64,000	Resona Holdings Inc.	274,053
16,880	Synovus Financial Corp.	603,629

		6,019,161

	Food and Beverage — 16.2%
7,000	Britvic plc	84,648
1,000	Campbell Soup Co.	46,920
280	Chocoladefabriken Lindt & Spruengli AG	2,067,632
42,500	Chr. Hansen Holding A/S	3,607,253
6,000	Coca-Cola Amatil Ltd.	43,129
3,000	Coca-Cola HBC AG	98,007
110,000	Cott Corp.	1,371,700
336,000	Davide Campari-Milano SpA	3,036,001
1,400	Diageo plc, ADR	228,928
2,000	Fevertree Drinks plc	59,584
1,800	Fomento Economico Mexicano SAB de CV, ADR	164,844
1,000	Heineken Holding NV	99,567
3,500	International Flavors & Fragrances Inc.	429,415
39,000	ITO EN Ltd.	1,835,931
600	J & J Snack Foods Corp.	115,200
13,800	Kameda Seika Co. Ltd.	606,881
10,000	Kerry Group plc, Cl. A	1,169,520
43,200	Kikkoman Corp.	2,061,614
101,000	Maple Leaf Foods Inc.	2,265,706
11,000	Massimo Zanetti Beverage Group SpA	70,738
30,000	Nomad Foods Ltd.†	615,000
11,000	Post Holdings Inc.†	1,164,240

Shares		Market Value
820,198	Premier Foods plc†	$326,744
7,500	Remy Cointreau SA	995,673
1,800	Symrise AG	174,924
400	The J.M. Smucker Co.	44,008
9,000	Treasury Wine Estates Ltd.	112,804
40,000	Tsingtao Brewery Co. Ltd., Cl. H	241,397
215,000	Vitasoy International Holdings Ltd.	870,951
16,000	Yakult Honsha Co. Ltd.	893,780

		24,902,739

	Health Care — 5.3%
20,000	Bausch Health Cos. Inc.†	437,000
1,600	Bio-Rad Laboratories Inc., Cl. A†	532,384
150	Bio-Rad Laboratories Inc., Cl. B†	49,907
5,500	BioTelemetry Inc.†	224,015
3,427	Cantel Medical Corp.	256,340
4,500	Cardiovascular Systems Inc.†	213,840
1,750	Charles River Laboratories International Inc.†	231,647
11,000	Clovis Oncology Inc.†	43,230
8,004	Cutera Inc.†	233,957
3,500	DaVita Inc.†	199,745
4,000	DENTSPLY SIRONA Inc.	213,240
2,000	Draegerwerk AG & Co. KGaA	70,520
30,000	Electromed Inc.†	198,300
11,000	Endo International plc†	35,310
35,000	Evolent Health Inc., Cl. A†	251,650
3,000	Gerresheimer AG	215,157
1,250	ICU Medical Inc.†	199,500
4,000	Idorsia Ltd.†	98,352
80,000	InfuSystems Holdings Inc.†	423,200
4,000	Integer Holdings Corp.†	302,240
2,500	Ligand Pharmaceuticals Inc.†	248,850
3,206	Medivir AB, Cl. B†	7,556
3,000	NeoGenomics Inc.†	57,360
30,000	Nuvectra Corp.†	40,800
85,000	Option Care Health Inc.†	272,000
4,500	Orthofix Medical Inc.†	238,590
46,000	Patterson Cos. Inc.	819,720
7,000	Perrigo Co. plc	391,230
10,000	Personalis Inc.†	146,750
3,000	Semler Scientific Inc.†	126,000
4,500	Spark Therapeutics Inc.†	436,410
6,000	SurModics Inc.†	274,440
3,000	Teladoc Health Inc.†	203,160
12,000	Tenet Healthcare Corp.†	265,440
500	The Cooper Companies Inc.	148,500
600	Zoetis Inc.	74,754

		8,181,094

	Hotels and Gaming — 3.1%
3,000	Eldorado Resorts Inc.†	119,610
24,000	Full House Resorts Inc.†	51,840
61,000	International Game Technology plc	866,810

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
1,000	Luckin Coffee Inc., ADR†	$19,000
866,250	Mandarin Oriental International Ltd.	1,351,350
24,000	MGM Resorts International	665,280
8,300	Ryman Hospitality Properties Inc., REIT	679,023
260,000	The Hongkong & Shanghai Hotels Ltd.	253,110
7,000	Wynn Resorts Ltd.	761,040

		4,767,063

	Machinery — 3.9%
20,002	Astec Industries Inc.	622,062
300	Bucher Industries AG	93,723
170,031	CNH Industrial NV, Borsa Italiana	1,730,944
245,000	CNH Industrial NV, New York	2,486,750
5,000	Twin Disc Inc.†	52,950
13,000	Xylem Inc.	1,035,060

		6,021,489

	Manufactured Housing and Recreational Vehicles — 0.3%
2,000	Cavco Industries Inc.†	384,180

	Media — 0.0%
14,000	Megacable Holdings SAB de CV	56,393

	Metals and Mining — 0.4%
3,000	Allegheny Technologies Inc.†	60,750
26,000	Cameco Corp.	247,000
18,000	TimkenSteel Corp.†	113,220
5,000	Wheaton Precious Metals Corp.	131,200

		552,170

	Publishing — 0.8%
1,250	Graham Holdings Co., Cl. B	829,313
3,000	Meredith Corp.	109,980
19,000	The E.W. Scripps Co., Cl. A	252,320

		1,191,613

	Real Estate — 0.3%
11,001	Griffin Industrial Realty Inc.	417,488
16,000	Trinity Place Holdings Inc.†	64,000

		481,488

	Retail — 3.1%
1,000	Aaron’s Inc.	64,260
7,000	AutoNation Inc.†	354,900
9,500	Avis Budget Group Inc.†	268,470
681	Biglari Holdings Inc., Cl. A†	382,164
2,000	Carvana Co.†	132,000
800	Casey’s General Stores Inc.	128,928
2,900	Fnac Darty†	183,330
126,000	Hertz Global Holdings Inc.†	1,743,840
6,000	Macy’s Inc.	93,240
13,000	MarineMax Inc.†	201,240
3,000	Movado Group Inc.	74,580

Shares		Market Value
1,200	Murphy USA Inc.†	$102,360
4,000	Penske Automotive Group Inc.	189,120
8,000	PetIQ Inc.†	218,080
6,000	Rush Enterprises Inc., Cl. B	239,580
2,000	Sally Beauty Holdings Inc.†	29,780
400,000	Sun Art Retail Group Ltd.	406,242

		4,812,114

	Specialty Chemicals — 2.4%
8,500	Ashland Global Holdings Inc.	654,925
80,000	Element Solutions Inc.†	814,400
8,000	H.B. Fuller Co.	372,480
19,000	Huntsman Corp.	441,940
10,000	OMNOVA Solutions Inc.†	100,700
5,000	Sensient Technologies Corp.	343,250
18,000	SGL Carbon SE†	85,461
6,000	T Hasegawa Co. Ltd.	110,705
2,000	Takasago International Corp.	48,370
700	Treatt plc	3,494
34,021	Valvoline Inc.	749,483

		3,725,208

	Telecommunications — 1.3%
1,200	BCE Inc.	58,092
45,000	Communications Systems Inc.	205,650
15,000	Gogo Inc.†	90,450
6,000	Hellenic Telecommunications Organization SA, ADR	42,000
10,000	Inmarsat plc	71,904
9,000	Loral Space & Communications Inc.†	372,600
100,000	Pharol SGPS SA†	12,164
33,000	Telekom Austria AG	239,910
10,000	Trilogy International Partners Inc.	16,228
44,000	Vodafone Group plc, ADR	876,040

		1,985,038

	Transportation — 0.8%
17,500	Fortress Transportation & Infrastructure Investors LLC	265,125
12,500	GATX Corp.	969,125

		1,234,250

	Wireless Communications — 2.5%
70,500	Millicom International Cellular SA, SDR	3,420,421
13,000	United States Cellular Corp.†	488,540

		3,908,961

	TOTAL COMMON STOCKS	135,968,620

	CLOSED-END FUNDS — 0.2%
25,000	MVC Capital Inc.	222,500

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 0.1%
	Health Care — 0.1%
4,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	$214,760

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	296,842

	RIGHTS — 0.0%
	Health Care — 0.0%
1,500	Tobira Therapeutics Inc., CVR†(c)	90

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 11.2%
$17,271,000	U.S. Treasury Bills, 1.798% to 2.081%††, 10/24/19 to 03/19/20	17,209,769

	TOTAL INVESTMENTS — 100.0%
	(Cost $135,509,954)	$153,912,581

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the market value of the Rule 144A security amounted to $76,612 or 0.05% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	54.4%	$83,733,992
Europe	32.8	50,476,553
Japan	6.0	9,236,579
Canada	3.7	5,771,714
Asia/Pacific	2.4	3,627,900
Latin America	0.7	1,065,843

Total Investments	100.0%	$153,912,581